Convertible Senior Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands, shares in Millions							12 Months Ended
	Mar. 07, 2023 USD ($) Days $ / shares	Feb. 24, 2023 USD ($)	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Days $ / shares	Mar. 29, 2019 USD ($) Days $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount							¥ 8,161,394		¥ 10,801,658			$ 1,118,106,000
Convertible senior notes repaid							¥ 2,914,233	$ 399,248,000	11,735,964		¥ 0
Minimum percentage of aggregate principal amount of convertible senior notes payable upon event of default							25.00%	25.00%
Interest cost recognized							¥ 849,436	$ 116,372,000	936,381		¥ 469,595
Convertible senior notes							8,350,570		8,143,994			1,144,023,000
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,200,000,000
Debt instrument, payment terms						The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment						semi-annually
Annual interest rate						2.00%
Loan agreement expiration date						Apr. 01, 2025
Debt instrument, repurchase date						Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes						100.00%
Convertible senior notes repaid										$ 1,197,600,000
Aggregate schedule of maturities repayment of principal payments due in 2025							17,300					2,400,000
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate						33.0003
Debt instrument, conversion basis principle amount						$ 1,000
Debt instrument, initial conversion price | $ / shares						$ 30.3
Debt instrument, convertible threshold trading days | Days						20
Debt instrument, convertible threshold consecutive trading days | Days						30
Debt instrument, convertible threshold percentage						130.00%
Number of business days | Days						5
Convertible threshold percentage of the product of ADS sale price and conversion rate						98.00%
Purchase price of capped call options						$ 84,500,000
Settlement shares of capped call options | shares						39.6
Capped call options cap price | $ / shares						40.02
Cost of capped call recorded as reduction in additional paid-in capital						$ (84,500,000)
2025 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days						10
2026 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 800,000,000
Debt instrument, payment terms					The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Debt instrument, frequency of periodic payment					semi-annually
Annual interest rate					4.00%
Loan agreement expiration date					Dec. 15, 2026
Debt instrument, repurchase date					Aug. 01, 2024
Percentage of repurchase price is equal to principal amount of convertible notes					100.00%
Debt instrument, repurchase aggregate principal amount												504,400,000
Convertible senior notes repaid							2,886,500	395,500,000
Additional debt principal amount offered					$ 100,000,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option				$ 100,000,000
Aggregate schedule of maturities repayment of principal payments due in 2026							1,100					100,000
2026 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate					44.8179
Debt instrument, conversion basis principle amount					$ 1,000
Debt instrument, initial conversion price | $ / shares					$ 22.31
Debt instrument, convertible threshold trading days | Days					20
Debt instrument, convertible threshold consecutive trading days | Days					30
Debt instrument, convertible threshold percentage					130.00%
Number of business days | Days					5
Convertible threshold percentage of the product of ADS sale price and conversion rate					98.00%
2026 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days					10
PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500,000,000									$ 679,300,000
Debt instrument, payment terms			The convertible senior notes issued on December 30, 2022 and February 24, 2023 (collectively referred to as the “PAG Notes”) are senior, secured obligations of the Company by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023
Debt instrument, frequency of periodic payment			quarterly
Annual interest rate			6.00%
Debt instrument, initial conversion price | $ / shares			$ 4.61
Additional debt principal amount offered			$ 50,000,000										$ 522,500,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option		$ 50,000,000
Interest cost recognized							¥ 486,940	$ 66,711,000	¥ 472,756
Liability accreted remaining period							3 years					3 years
Convertible senior notes													$ 400,000,000
Debt instrument, repurchase price, percentage of principal amount of notes							130.00%	130.00%
Effective interest rate							10.20%	10.20%
Debt instrument, collateralized restricted cash							¥ 54,532					$ 7,471,000
PAG Convertible Senior Notes | Minimum
Debt Instrument [Line Items]
Effective interest rate													10.20%
PAG Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Effective interest rate													12.05%
PAG Convertible Senior Notes | After Third Anniversary of Issuance Date
Debt Instrument [Line Items]
Percentage of repurchase price is equal to principal amount of convertible notes			120.00%
Percentage of repayment of principal amount upon occurrence of event of default							120.00%	120.00%
Percentage of repayment of principal amount upon occurrence of fundamental change							120.00%	120.00%
Debt instrument, repurchase price, percentage of principal amount of notes							120.00%	120.00%
PAG Convertible Senior Notes | Fifth Anniversary of Issuance Date
Debt Instrument [Line Items]
Percentage of repurchase price is equal to principal amount of convertible notes			130.00%
Percentage of repayment of principal amount upon occurrence of event of default							130.00%	130.00%
Percentage of repayment of principal amount upon occurrence of fundamental change							130.00%	130.00%
Debt instrument, repurchase price, percentage of principal amount of notes							130.00%	130.00%
PAG Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate			216.9668
Debt instrument, conversion basis principle amount			$ 1,000
2028 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 600,000,000											565,600,000
Initial proceeds from debt issuance, gross	$ 600,000,000
Debt instrument, payment terms	The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum on March 15, June 15 September 15 and December 15 of each year, beginning on June 15, 2023
Debt instrument, frequency of periodic payment	quarterly
Annual interest rate	6.50%
Loan agreement expiration date	Mar. 15, 2028
Debt instrument, repurchase date	Mar. 16, 2026
Percentage of repurchase price is equal to principal amount of convertible notes	100.00%
Debt instrument, repurchase aggregate principal amount												$ 34,400,000
Net proceeds from issuance of notes	$ 589,500,000
Underwriting discounts and offering expenses	$ 10,500,000
Liability accreted remaining period							1 year 2 months 15 days					1 year 2 months 15 days
Aggregate schedule of maturities repayment of principal payments due in 2028							¥ 9,347,500					$ 1,280,600,000
Effective interest rate							7.15%	7.15%
2028 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate	101.4636
Debt instrument, conversion basis principle amount	$ 1,000
Debt instrument, initial conversion price | $ / shares	$ 9.86
Debt instrument, convertible threshold trading days | Days	20
Debt instrument, convertible threshold consecutive trading days | Days	30
Debt instrument, convertible threshold percentage	130.00%
Number of business days | Days	5
Convertible threshold percentage of the product of ADS sale price and conversion rate	98.00%
2028 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days	10
2023 Notes, 2025 Notes and 2026 Notes
Debt Instrument [Line Items]
Debt Instrument, description of events of default							any event of default are to take place, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. If any fundamental change are to take place, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2024, there was no such event of default or fundamental change.	any event of default are to take place, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. If any fundamental change are to take place, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2024, there was no such event of default or fundamental change.
PAG Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount												$ 33,000,000
Liability accreted remaining period							1 year					1 year
Debt instrument, repurchase price, percentage of principal amount of notes							120.00%	120.00%